Subsequent Events (Details Narrative) - $ / shares	6 Months Ended	7 Months Ended		9 Months Ended	10 Months Ended
	Jun. 30, 2022	Jul. 29, 2022	Jul. 21, 2022	Oct. 12, 2022	Oct. 31, 2022	Oct. 21, 2022
Supplemental Agreement to the $675 Million Credit Facility and a Deed of Retirement [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Initiation Date	Oct. 11, 2022
Line of Credit Facility, Prepayment Date				October 12, 2022
Subsequent Event [Member] | Quarterly Unit Cash Distribution From May 12, 2022 to August 11, 2022 [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Distribution Made To Limited Partner And General Partner Announcement Date			July 21, 2022
Distribution Made to Limited Partner, Distributions Paid, Per Unit			$ 0.5625
Distribution Made To Limited And General Partner Distribution Date			August 12, 2022
Distribution Made To Limited And General Partner Date Record			August 5, 2022
Subsequent Event [Member] | Quarterly Unit Cash Distribution From May 22, 2022 to August 21, 2022 [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Distribution Made To Limited Partner And General Partner Announcement Date		July 29, 2022
Distribution Made to Limited Partner, Distributions Paid, Per Unit		$ 0.546875
Distribution Made To Limited And General Partner Distribution Date		August 22, 2022
Distribution Made To Limited And General Partner Date Record		August 15, 2022
Subsequent Event [Member] | Quarterly Unit Cash Distribution From August 12, 2022 to November 11, 2022 [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Distribution Made To Limited Partner And General Partner Announcement Date						October 21, 2022
Distribution Made to Limited Partner, Distributions Paid, Per Unit						$ 0.5625
Distribution Made To Limited And General Partner Distribution Date						November 14, 2022
Distribution Made To Limited And General Partner Date Record						November 7, 2022
Subsequent Event [Member] | Quarterly Unit Cash Distribution From August 22, 2021 to November 21, 2022 [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Distribution Made To Limited Partner And General Partner Announcement Date					October 31, 2022
Distribution Made to Limited Partner, Distributions Paid, Per Unit					$ 0.546875
Distribution Made To Limited And General Partner Distribution Date					November 22, 2022
Distribution Made To Limited And General Partner Date Record					November 15, 2022